Derivative Instruments and Hedging Activities	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Derivative Instruments and Hedging Activities	Derivative Instruments and Hedging Activities

In the normal course of business, DPL enters into interest rate hedges to manage the interest rate risk of our variable rate debt. All of our derivative instruments are used for risk management purposes and are designated as cash flow hedges if they qualify under FASC 815 for accounting purposes. In prior periods, we have used commodity derivatives principally to manage the risk of changes in market prices for commodities.

Cash Flow Hedges
As part of our risk management processes, we identify the relationships between hedging instruments and hedged items, as well as the risk management objective and strategy for undertaking various hedge transactions. The fair values of cash flow hedges determined by current public market prices will continue to fluctuate with changes in market prices up to contract expiration. With the adoption of ASU 2017-12, Derivatives and Hedging (Topic 815): Targeted improvements to Accounting for Hedging Activities effective January 1, 2019, we will no longer be required to calculate effectiveness and thus the entire change in the fair value of a hedging instrument will be recorded in other comprehensive income and amounts deferred will be reclassified to earnings in the same income statement line as the hedged item in the period in which it settles.

As of September 30, 2019, we have two interest rate swaps to hedge the variable interest on our $140.0 million variable interest rate tax-exempt First Mortgage Bonds. The interest rate swaps have a combined notional amount of $140.0 million and settle monthly based on a one-month LIBOR. On March 29, 2018, we settled $60.0 million of these interest rate swaps due to the partial repayment of the underlying debt and a gain of $0.8 million was recorded as a reduction to interest expense. Since the swap was partially settled, the remaining swaps were de-designated and then re-designated with a new hypothetical derivative. The AOCI associated with the remaining swaps will be amortized out of AOCI into interest expense over the remaining life of the underlying debt.

We had previously entered into interest rate derivative contracts to manage interest rate exposure related to anticipated borrowings of fixed-rate debt. These interest rate derivative contracts were settled in 2013 and we continue to amortize amounts out of AOCI into interest expense.

The following tables provide information concerning gains or losses recognized in AOCI for the cash flow hedges for the three and nine months ended September 30, 2019 and 2018:

	Three months ended		Three months ended
	September 30, 2019		September 30, 2018
		Interest		Interest
$ in millions (net of tax)	Power	Rate Hedge	Power	Rate Hedge
Beginning accumulated derivative gains in AOCI	$0.4	$15.3	$—	$17.4
Net gains / (losses) associated with current period hedging transactions	—	(0.2)	—	0.1
Net gains reclassified to earnings
Interest expense	—	(0.4)	—	(0.2)
(Income) / loss from discontinued operations	(0.4)	—	—	—
Ending accumulated derivative gains in AOCI	$—	$14.7	$—	$17.3

	Nine months ended		Nine months ended
	September 30, 2019		September 30, 2018
		Interest		Interest
$ in millions (net of tax)	Power	Rate Hedge	Power	Rate Hedge
Beginning accumulated derivative gains / (losses) in AOCI	$0.4	$16.6	$(2.8)	$17.5
Net gains / (losses) associated with current period hedging transactions	—	(1.0)	—	0.4
Net (gains) / losses reclassified to earnings
Interest expense	—	(0.9)	—	(0.6)
(Income) / loss from discontinued operations	(0.4)	—	2.8	—
Ending accumulated derivative gains in AOCI	$—	$14.7	$—	$17.3

Portion expected to be reclassified to earnings in the next twelve months		$(1.2)
Maximum length of time that we are hedging our exposure to variability in future cash flows related to forecasted transactions (in months)		11

Net gains or losses associated with the ineffective portion of the hedging transactions were immaterial in the prior year period presented.

Financial Statement Effect
DPL has elected not to offset derivative assets and liabilities and not to offset net derivative positions against the right to reclaim cash collateral pledged (an asset) or the obligation to return cash collateral received (a liability) under derivative agreements. The fair value derivative position of DPL's interest rate swaps are as follows:

Fair Values of Derivative Instruments
at September 30, 2019
			Gross Amounts Not Offset in the Condensed Consolidated Balance Sheets
$ in millions	Hedging Designation	Gross Fair Value as presented in the Condensed Consolidated Balance Sheets (a)	Financial Instruments with Same Counterparty in Offsetting Position	Cash Collateral	Net Fair Value
Assets
Short-term derivative positions (presented in Prepayments and other current assets)
Interest rate swap	Designated	$0.2	$—	$—	$0.2
Total assets		$0.2	$—	$—	$0.2

(a)    Includes credit valuation adjustment.

Fair Values of Derivative Instruments
at December 31, 2018
			Gross Amounts Not Offset in the Condensed Consolidated Balance Sheets
$ in millions	Hedging Designation	Gross Fair Value as presented in the Condensed Consolidated Balance Sheets (a)	Financial Instruments with Same Counterparty in Offsetting Position	Cash Collateral	Net Fair Value
Assets
Short-term derivative positions (presented in Prepayments and other current assets)
Interest rate swaps	Designated	$0.9	$—	$—	$0.9

Long-term derivative positions (presented in Other non-current assets)
Interest rate swaps	Designated	0.6	—	—	0.6
Total assets		$1.5	$—	$—	$1.5

(a)    Includes credit valuation adjustment.

Any prior year ineffectiveness on the interest rate hedges and the monthly settlement of the interest rate hedges is recorded in interest expense within the Condensed Consolidated Statements of Operations.

In the normal course of business, DPL enters into various financial instruments, including derivative financial instruments. We use derivatives principally to manage the interest rate risk associated with our long-term debt. The derivatives that we use to economically hedge these risks are governed by our risk management policies for forward and futures contracts. Our net positions are continually assessed within our structured hedging programs to determine whether new or offsetting transactions are required. We monitor and value derivative positions monthly as part of our risk management processes. We use published sources for pricing, when possible, to mark positions to market. All of our derivative instruments are used for risk management purposes and are designated as cash flow hedges if they qualify under FASC 815 for accounting purposes.

At December 31, 2018, DPL's outstanding derivative instruments were as follows:

Commodity	Accounting Treatment (a)	Unit	Purchases (in thousands)	Sales (in thousands)	Net Purchases/ (Sales) (in thousands)
Interest Rate Swaps	Designated	USD	$140,000.0	$—	$140,000.0

(a)	Refers to whether the derivative instruments have been designated as a cash flow hedge.

At December 31, 2017, DPL's outstanding derivative instruments were as follows:

Commodity	Accounting Treatment (a)	Unit	Purchases (in thousands)	Sales (in thousands)	Net Purchases/ (Sales) (in thousands)
FTRs (b)	Not designated	MWh	2.1	—	2.1
Natural Gas (b)	Not designated	Dths	3,322.5	(390.0)	2,932.5
Forward Power Contracts (b)	Designated	MWh	678.5	(1,667.0)	(988.5)
Forward Power Contracts (b)	Not designated	MWh	871.0	(765.6)	105.4
Interest Rate Swaps	Designated	USD	$200,000.0	$—	$200,000.0

(a)	Refers to whether the derivative instruments have been designated as a cash flow hedge.

(b)	As of December 31, 2017, the related asset and liability balances for these derivative instruments were classified in assets and liabilities of discontinued operations and held-for-sale businesses.

Cash Flow Hedges
As part of our risk management processes, we identify the relationships between hedging instruments and hedged items, as well as the risk management objective and strategy for undertaking various hedge transactions. The fair values of cash flow hedges determined by current public market prices will continue to fluctuate with changes in market prices up to contract expiration. The effective portion of the hedging transaction is recognized in AOCI and transferred to earnings using specific identification of each contract when the forecasted hedged transaction takes place or when the forecasted hedged transaction is probable of not occurring. The ineffective portion of the cash flow hedge is recognized in earnings in the current period. All risk components were considered to determine the hedge effectiveness of the cash flow hedges. With the adoption of ASU 2017-12, Derivatives and Hedging (Topic 815): Targeted improvements to Accounting for Hedging Activities effective January 1, 2019, we will no longer be required to calculate effectiveness and thus the entire change in the fair value of a hedging instrument will be recorded in other comprehensive income and amounts deferred will be reclassified to earnings in the same income statement line as the hedged item in the period in which it settles.

In prior years, we entered into forward power contracts and forward natural gas contracts to manage commodity price risk exposure related to our generation of electricity. We do not hedge all commodity price risk. We reclassify gains and losses on forward power contracts from AOCI into earnings in those periods in which the contracts settle. As of December 31, 2018, we no longer held any positions in forward power contracts or forward natural gas contracts.

We have two interest rate swaps to hedge the variable interest on our $140.0 million variable interest rate tax-exempt First Mortgage Bonds. The interest rate swaps have a combined notional amount of $140.0 million and will settle monthly based on a one-month LIBOR. As of December 31, 2017, the interest rate swaps had a combined notional amount of $200.0 million. On March 29, 2018, we settled $60.0 million of these interest rate swaps due to the partial repayment of the underlying debt and a gain of $0.8 million was recorded as a reduction to interest expense. Since the swap was partially settled, the remaining swaps were de-designated and then re-designated with a new hypothetical derivative. The AOCI associated with the remaining swaps will be amortized out of AOCI into interest expense over the remaining life of the underlying debt.

We use the income approach to value the swaps, which consists of forecasting future cash flows based on contractual notional amounts and applicable and available market data as of the valuation date. The most common market data inputs used in the income approach include volatilities, spot and forward benchmark interest rates (LIBOR). Forward rates with the same tenor as the derivative instrument being valued are generally obtained from published sources, with these forward rates being assessed quarterly at a portfolio-level for reasonableness versus comparable published rates. We reclassify gains and losses on the swaps out of AOCI and into earnings in those periods in which hedged interest payments occur.

The following tables provide information on gains or losses recognized in AOCI for the cash flow hedges for the periods indicated:

	Years ended December 31,
	2018		2017		2016
$ in millions (net of tax)	Power	Interest Rate Hedges	Power	Interest Rate Hedges	Power	Interest Rate Hedges
Beginning accumulated derivative gain / (loss) in AOCI	$(2.8)	$17.5	$(4.3)	$17.4	$9.2	$17.5

Net gains / (losses) associated with current period hedging transactions	—	(0.1)	8.8	0.8	15.7	0.4
Net gains / (losses) reclassified to earnings:
Interest Expense	—	(0.8)	—	(0.7)	—	(0.5)
Income / (loss) from discontinued operations before income tax	3.2	—	(7.3)	—	(29.2)	—
Ending accumulated derivative gain / (loss) in AOCI	$0.4	$16.6	$(2.8)	$17.5	$(4.3)	$17.4

Portion expected to be reclassified to earnings in the next twelve months (a)	$—	$(0.8)
Maximum length of time that we are hedging our exposure to variability in future cash flows related to forecasted transactions (in months)	0	20

(a)	The actual amounts that we reclassify from AOCI to earnings related to power can differ from the estimate above due to market price changes.

Net gains or losses associated with the ineffective portion of the hedging transactions were immaterial in the periods presented.

Derivatives Not Designated as Hedges
In prior years certain derivative contracts were entered into on a regular basis as part of our risk management program but did not qualify for hedge accounting or the normal purchases and sales exceptions under FASC 815. Accordingly, such contracts were recorded at fair value with changes in the fair value charged or credited to the consolidated statements of operations in the period in which the change occurred. This is commonly referred to as “MTM accounting”. Contracts we entered into as part of our risk management program may have been settled financially, by physical delivery or net settled with the counterparty. We marked to market FTRs, natural gas futures and certain forward power contracts. For the years ended December 31, 2018, 2017, and 2016, all amounts related to such contracts are presented in discontinued operations. As of December 31, 2018, we no longer have any such contracts.

Certain qualifying derivative instruments we previously held were designated as normal purchases or normal sales contracts, as provided under GAAP. Derivative contracts that have been designated as normal purchases or normal sales under GAAP are not subject to MTM accounting treatment and are recognized in the consolidated statements of operations on an accrual basis. For the years ended December 31, 2018, 2017, and 2016, all amounts related to such contracts are presented in discontinued operations. As of December 31, 2018, we no longer have any such contracts.

The following tables show the amount and classification within the Consolidated Statements of Operations or Balance Sheets of the gains and losses on DPL’s derivatives not designated as hedging instruments for the years ended December 31, 2018, 2017 and 2016:

	Year ended December 31, 2018
$ in millions	FTRs	Power	Natural Gas	Total
Change in unrealized gain / (loss)	$0.3	$—	$(0.1)	$0.2
Realized gain / (loss)	0.4	—	0.3	0.7
Total	$0.7	$—	$0.2	$0.9

Recorded in Statement of Operations: gain / (loss)
Income / (loss) from discontinued operations before income tax	$0.7	$—	$0.2	$0.9
Total	$0.7	$—	$0.2	$0.9

	Year ended December 31, 2017
$ in millions	FTRs	Power	Natural Gas	Total
Change in unrealized gain / (loss)	$(0.4)	$1.9	$0.1	$1.6
Realized gain / (loss)	0.8	(0.7)	1.5	1.6
Total	$0.4	$1.2	$1.6	$3.2

Recorded in Statement of Operations: gain / (loss)
Income / (loss) from discontinued operations before income tax	$0.4	$1.2	$1.6	$3.2
Total	$0.4	$1.2	$1.6	$3.2

	Year ended December 31, 2016
$ in millions	FTRs	Power	Natural Gas	Total
Change in unrealized gain / (loss)	$0.3	$4.0	$—	$4.3
Realized gain / (loss)	(0.6)	(7.2)	2.6	(5.2)
Total	$(0.3)	$(3.2)	$2.6	$(0.9)

Recorded in Statement of Operations: gain / (loss)
Income / (loss) from discontinued operations before income tax	$(0.3)	$(3.2)	$2.6	$(0.9)
Total	$(0.3)	$(3.2)	$2.6	$(0.9)

DPL has elected not to offset derivative assets and liabilities and not to offset net derivative positions against the right to reclaim cash collateral pledged (an asset) or the obligation to return cash collateral received (a liability) under derivative agreements.

The following tables summarize the derivative positions presented in the balance sheet where a right of offset exists under these arrangements and related cash collateral received or pledged; as well as the fair value, balance sheet classification and hedging designation of DPL’s derivative instruments.

Fair Values of Derivative Instruments
December 31, 2018
			Gross Amounts Not Offset in the Consolidated Balance Sheets
$ in millions	Hedging Designation	Gross Fair Value as presented in the Consolidated Balance Sheets (a)	Financial Instruments with Same Counterparty in Offsetting Position	Cash Collateral	Net Amount
Assets
Short-term derivative positions (presented in Other prepayments and current assets)
Interest Rate Swaps	Designated	$0.9	$—	$—	$0.9

Long-term derivative positions (presented in Other deferred assets)
Interest Rate Swaps	Designated	0.6	—	—	0.6
Total assets		$1.5	$—	$—	$1.5

(a)    Includes credit valuation adjustment.

Fair Values of Derivative Instruments
December 31, 2017
			Gross Amounts Not Offset in the Consolidated Balance Sheets
$ in millions	Hedging Designation	Gross Fair Value as presented in the Consolidated Balance Sheets (a)	Financial Instruments with Same Counterparty in Offsetting Position	Cash Collateral	Net Amount
Assets
Short-term derivative positions (presented in Current assets of discontinued operations and held-for-sale businesses)
Forward power contracts	Designated	$4.9	$(4.9)	$—	$—
Forward power contracts	Not designated	5.3	(3.7)	—	1.6
FTRs	Not designated	0.2	(0.1)	—	0.1

Long-term derivative positions (presented in Other deferred assets)
Interest rate swaps	Designated	1.5	—	—	1.5

Long-term derivative positions (presented in Non-current assets of discontinued operations and held-for-sale businesses)
Forward power contracts	Not designated	0.6	—	—	0.6
Total assets		$12.5	$(8.7)	$—	$3.8

Liabilities
Short-term derivative positions (presented in Current liabilities of discontinued operations and held-for-sale businesses)
Forward power contracts	Designated	$9.0	$(4.9)	$(1.4)	2.7
Forward power contracts	Not designated	5.9	(3.7)	—	2.2
Natural gas	Not designated	0.1	(0.1)	—	—
FTRs	Not designated	0.3	—	—	0.3
Total liabilities		$15.3	$(8.7)	$(1.4)	$5.2

(a)
Includes credit valuation adjustment.